UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21634

Access One Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments.

:: Access One Trust :: Access Flex High Yield Fund :: Schedule of Portfolio Investments :: July 31, 2013 (unaudited)

U.S.Treasury Obligation (66.8%)

	Principal Amount	Value
U.S. Treasury Notes, 1.375%, 7/31/18	$73,300,000	$73,279,957
TOTAL U.S.TREASURY OBLIGATION (Cost $73,334,341)		73,279,957

Repurchase Agreements (35.1%)

Deutsche Bank Securities, Inc., 0.04%, 8/1/13, dated 7/31/13, with a repurchase price of $3,374,004 (Collateralized by $3,133,000 Federal National Mortgage Association, 4.38%, 10/15/15, total value $3,442,462)	3,374,000	3,374,000
HSBC Securities (USA), Inc., 0.03%, 8/1/13, dated 7/31/13, with a repurchase price of $23,621,019 (Collateralized by $64,938,000 U.S. Treasury Strips, 3.81%+, 11/15/39, total value $24,093,621)	23,621,000	23,621,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.01%, 8/1/13, dated 7/31/13, with a repurchase price of $5,624,002 (Collateralized by $5,743,100 U.S. Treasury Notes, 0.25%, 7/31/15, total value $5,736,556)	5,624,000	5,624,000
UMB Bank, N.A., 0.01%, 8/1/13, dated 7/31/13, with a repurchase price of $5,916,002 (Collateralized by $5,965,000 Federal National Mortgage Association, 1.25%, 2/27/14, total value $6,035,013)	5,916,000	5,916,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,535,000)		38,535,000

TOTAL INVESTMENT SECURITIES (Cost $111,869,341) — 101.9%		111,814,957
Net other assets (liabilities) - (1.9)%		(2,154,298)

NET ASSETS - (100.0%)		$109,660,659

+                                         Represents the effective yield or interest rate in effect at July 31, 2013.

See accompanying notes to the schedules of portfolio investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/(Depreciation)
5-Year U.S. Treasury Note Futures Contracts expiring 10/1/13 (Underlying notional amount at value $849,734)	7	$3,360

Credit Default Swap Agreements - Sell Protection (a)

			Implied Credit
	Fixed Deal		Spread at			Upfront
	Receive	Maturity	July 31,	Notional		Premiums	Unrealized
Underlying Instrument	Rate	Date	2013(b)	Amount(c)	Value	Paid (Received)	Gain (Loss)
CDX North America High Yield Index Swap Agreement held at Goldman Sachs International; Series 20	5.00%	6/20/18	3.74%	93,600,000	$5,903,164	$4,277,557	$1,625,607
					$5,903,164	$4,277,557	$1,625,607

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to the schedules of portfolio investments.

:: Access One Trust :: Access Flex Bear High Yield Fund :: Schedule of Portfolio Investments :: July 31, 2013 (unaudited)

Repurchase Agreements (146.6%)

	Principal Amount	Value
Deutsche Bank Securities, Inc., 0.04%, 8/1/13, dated 7/31/13, with a repurchase price of $668,001 (Collateralized by $621,000 Federal National Mortgage Association, 4.38%, 10/15/15, total value $682,339)	$668,000	$668,000
HSBC Securities (USA), Inc., 0.03%, 8/1/13, dated 7/31/13, with a repurchase price of $4,682,004 (Collateralized by $11,420,000 U.S. Treasury Strips, 3.74%+, 2/15/37, total value $4,775,844)	4,682,000	4,682,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.01%, 8/1/13, dated 7/31/13, with a repurchase price of $1,114,000 (Collateralized by $1,137,600 U.S. Treasury Notes, 0.25%, 7/31/15, total value $1,136,304)	1,114,000	1,114,000
UMB Bank, N.A., 0.01%, 8/1/13, dated 7/31/13, with a repurchase price of $1,175,000 (Collateralized by $1,177,000 Federal Home Loan Mortgage Corp., 2.00%, 10/17/17, total value $1,198,595)	1,175,000	1,175,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,639,000)		7,639,000

TOTAL INVESTMENT SECURITIES (Cost $7,639,000) — 146.6%		7,639,000
Net other assets (liabilities) - (46.6)%		(2,428,528)

NET ASSETS - (100.0%)		$5,210,472

+                                         Represents the effective yield or interest rate in effect at July 31, 2013.

See accompanying notes to the schedules of portfolio investments.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/(Depreciation)
5-Year U.S. Treasury Note Futures Contracts expiring 10/1/13 (Underlying notional amount at value $4,370,063)	36	$38,449

Credit Default Swap Agreements - Buy Protection (a)

			Implied Credit
	Fixed Deal		Spread at			Upfront
	Pay	Maturity	July 31,	Notional		Premiums	Unrealized
Underlying Instrument	Rate	Date	2013(b)	Amount(c)	Value	Paid (Received)	Gain (Loss)
CDX North America High Yield Index Swap Agreement held at Goldman Sachs International; Series 20	5.00%	6/20/18	3.74%	$5,000,000	$(323,492)	$(181,383)	$(142,109)
					$(323,492)	$(181,383)	$(142,109)

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

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Notes to Schedules of Portfolio Investments

July 31, 2013

(unaudited)

1.  Organization

The Access One Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of three separate investment portfolios and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio inveestments relate to Access Flex High Yield Fund and Access Flex Bear High Yield Fund (collectively, the “Funds” and individually a “Fund”). Each Fund is classified as non-diversified under the 1940 Act. Each Fund has two classes of shares outstanding: an Investor Class and a Service Class.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its schedules of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each Fund may enter into repurchase agreements with financial institutions. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The Funds follow certain procedures designed to minimize the risks inherent in such agreements.  These procedures include effecting repurchase transactions generally with major, global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the Funds will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and ProFunds (an affiliated trust) invest in repurchase agreements jointly. Each Fund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. During the periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Derivative Instruments

Each Fund maintains exposure to the high yield market (i.e., U.S. corporate high yield debt market), regardless of market conditions. This means the Funds do not adopt defensive positions in anticipation of an adverse market climate. The Access Flex High Yield Fund invests primarily in derivatives and U.S. Treasury obligations that the Advisor believes, in combination, should provide investment results that correspond to the high yield market. The Access Flex Bear High Yield Fund invests primarily in derivatives that the Advisor believes, in combination, should provide investment results that inversely correspond to the high yield market. As of July 31, 2013, the Funds held credit default swap agreements for credit exposure to the high yield market and futures contracts and/or treasury notes for interest rate exposure to meet each Fund’s investment objective.

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Notes to Schedules of Portfolio Investments

July 31, 2013

(unaudited)

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each Fund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount, in comparison to net assets consistent with each Fund’s investment objective.

In connection with its management of the Trust, the Advisor is exempt from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”). However, on December 5, 2012, the Advisor registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside of the Trust. Therefore, the Advisor (but not the Trust or the Funds) is now subject to certain regulatory requirements of the CEA. During the reporting period, CTA registration did not significantly impact the Funds.

The following is a description of the derivative instruments utilized by the Funds, including certain primary underlying risk exposures related to each instrument type.

Swap Agreements

As of July 31, 2013, the Access Flex High Yield Fund invested in credit default swaps as a substitute for investing directly in bonds in order to gain exposure to the high yield market. As of July 31, 2013, the Access Flex Bear High Yield Fund invested in credit default swaps as a substitute for shorting bonds in order to gain inverse exposure to the high yield market.

In a credit default swap (“CDS”), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. If physically settled, this value is obtained by delivering a debt security of the reference issuer to one party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). If cash settled, the two payment streams are netted out with the Fund receiving or paying, as the rest may be, only the net amount of the two payments. The Access Flex High Yield Fund is usually a net seller of CDSs and the Access Flex Bear High Yield Fund is usually a net buyer of CDSs.

CDSs may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will segregate assets necessary to meet any accrued payment obligations if the value of the CDS declines.

The Funds will not enter into any swap agreements unless the Advisor believes that the other party to the transaction is creditworthy or unless the swap agreement is centrally cleared. With uncleared swap agreements, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, the Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor. Thus for uncleared swap agreements, a Fund will typically only enter into swap agreements with major, global financial institutions that meet the Fund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to a Fund.

As noted above, the Funds may enter into CDSs for investment purposes. If a Fund is a seller of a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporation, with respect to debt obligations. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a buyer of a CDS contract (also referred to as a buyer of protection or a seller of risk, or a seller of the reference security or group of securities), the Fund would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep

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Notes to Schedules of Portfolio Investments

July 31, 2013

(unaudited)

the stream of payments and would have no further obligations to the Fund. The Funds expect to buy CDSs with multiple reference issuers, in which case payments and settlements in respect of any defaulting reference issuer would typically be dealt with separately from the other reference issuers.

A Fund collateralizes its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for the Funds agree to post collateral for the benefit of the Funds, marked to market daily, in an amount approximately equal to what the counterparty owes the Funds, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of July 31, 2013, the collateral posted by counterparties consisted of cash.

Upon entering into a cleared CDS, a Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as “marking-to-market.”  The variation margin payment includes the daily portion of the periodic payment stream.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties or clearing house to perform. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements. A Fund may use a combination of swaps on an underlying benchmark, and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the Fund used only swaps on the underlying benchmark.

Futures Contracts

The Funds may purchase or sell futures contracts thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. As of July 31, 2013, the Funds held U.S. Treasury note futures contracts.

A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether the Funds realize a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a Fund’s loss from an unhedged short position in a futures contract is potentially unlimited. The Funds intend to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodities Futures Trading Commission (“CFTC”).

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Notes to Schedules of Portfolio Investments

July 31, 2013

(unaudited)

Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, the Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although a Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or if the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

New Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. The guidance in ASU 2013-01 and ASU 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2013-01 and ASU 2011-11 will have no effect on the Funds’ net assets.  At this time, management is evaluating any impact ASU 2013-01 and ASU 2011-11 may have on the Funds’ financial statements disclosures.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the Funds and the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical assets

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

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Notes to Schedules of Portfolio Investments

July 31, 2013

(unaudited)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a Fund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties and are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury Securities. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the quarter ended July 31, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of July 31, 2013, based upon the three levels defined above, is included in the table below:

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Notes to Schedules of Portfolio Investments

July 31, 2013

(unaudited)

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Access Flex High Yield Fund
U.S.Treasury Obligation	$—	$—	$73,279,957	$—	$73,279,957	$—
Repurchase Agreements	—	—	38,535,000	—	38,535,000	—
Futures Contracts	—	3,360	—	—	—	3,360
Swap Agreements	—	—	—	1,625,607	—	1,625,607
Total	$—	$3,360	$111,814,957	$1,625,607	$111,814,957	$1,628,967

Access Flex Bear High Yield Fund
Repurchase Agreements	—	—	7,639,000	—	7,639,000	—
Futures Contracts	—	38,449	—	—	—	38,449
Swap Agreements	—	—	—	(142,109)	—	(142,109)
Total	$—	$38,449	$7,639,000	$(142,109)	$7,639,000	$(103,660)

^ Other financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts and swap agreements.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4. Investment Risks

Some risks apply to all Funds, while others are specific to the investment strategy of a Fund. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

Risks Associated with the Use of Derivatives

The Funds use investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk and liquidity risk (each as discussed below). When the Funds use derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent a Fund from achieving its investment objective. The use of derivatives also exposes a Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a Fund’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired.  The Funds may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent the Funds invest in swaps that use an ETF as the reference asset, a Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the Fund only used swaps on the underlying benchmark. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Active Investor Risk

The Funds permit short-term trading of their securities. The Advisor expects a significant portion of assets invested in the Funds to come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for a Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in the Fund’s prospectus.

ACCESS ONE TRUST

Notes to Schedules of Portfolio Investments

July 31, 2013

(unaudited)

Credit Default Swap (“CDS”) Risk

While the Access Flex Bear High Yield Fund will normally be a net “buyer” of CDSs and while the Access Flex High Yield Fund will normally be a net “seller” of CDSs, at times the Access Flex Bear High Yield Fund may be a net “seller” and the Access Flex High Yield Fund may be a net “buyer” of CDSs. When a Fund is a buyer of an unfunded CDS, upon the occurrence of a credit event, the counterparty to the Fund has an obligation to pay the full notional value of a defaulted reference obligation and take delivery from the Fund of such obligation either through physical settlement or cash settlement. Since CDSs may be physically settled, the Fund may first need to purchase the obligation in order to deliver it and obtain par value payment or an equivalent cash value. When a Fund is a net “seller” of an unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to pay the full notional value of a defaulted reference obligation and take delivery from the counterparty of such obligation either through physical settlement or cash settlement. Since CDSs may be physically settled, the counterparty may first need to purchase the obligation in order to deliver it and obtain par value payment or an equivalent cash value. An active market may not exist for any of the CDSs in which a Fund invests or in the reference obligations subject to the CDSs. As a result, a Fund’s ability to maximize returns or minimize losses on such CDSs may be impaired. Other risks of CDSs include the difficulties in valuing a CDS depending on whether an active market exists for them, the lack of pricing transparency and the risk that the CDSs utilized by a Fund perform in a manner that does not correlate to the high yield market (with respect to the Access Flex High Yield Fund) or does not correlate inversely to the high yield market (with respect to the Access Flex Bear High Yield Fund) or perform in other ways that are not expected. A Fund’s positions in CDSs are also subject to counterparty risk, market risk and interest rate risk. Because certain CDSs involve many reference issuers and there are no limitations on the notional amount established for the CDSs, a Fund may use a single counterparty or a small number of counterparties, in which case, counterparty risk would be amplified. Although the counterparty risk for cleared CDSs is generally lower than for uncleared over-the-counter CDSs because generally a clearing organization becomes substituted for each counterparty to a cleared CDS and, in effect, guarantees the parties’ performance, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund. A CDS may involve greater risks than investing directly in the underlying reference obligations. For example, a CDS may increase a Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the CDS. Investing in CDSs may be considered an aggressive investment technique.

Counterparty Risk

The Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Funds. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Funds invests, a Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such a situation may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation (or inverse correlation) with the total return of the high yield market.

Exposure to Debt Instrument Risk

Each Fund seeks exposure to debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the values of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may have to reinvest the proceeds received at lower interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an

ACCESS ONE TRUST

Notes to Schedules of Portfolio Investments

July 31, 2013

(unaudited)

issuer’s default on its payment obligations. Such factors may cause the value of an investment in a Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a Fund may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by or guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. The Access Flex Bear High Yield Fund is inversely correlated to bond prices and will typically respond differently to the above factors than would a Fund positively correlated to bond prices such as the Access Flex High Yield Fund.

High Yield Risk

Exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish a Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a Fund’s performance. While the realization of certain of these risks may benefit the Access Flex Bear High Yield Fund because it seeks investment results that correspond to the inverse of the high yield market, such occurrences may introduce more volatility to a Fund.

5. Federal Income Tax Information

At July 31, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Access Flex High Yield	$111,873,321	$—	$(58,364)	$(58,364)
Access Flex Bear High Yield	7,639,000	—	—	—

6. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of September 15, 2008, Access Flex Bear High Yield was owed $925,069 from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Fund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Fund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common control with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the Fund from Lehman for brokerage transactions or written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivables Agreement will not terminate until all Lehman Obligations are paid.  Payments are triggered if any specified fund of a PF Trust, including the Fund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Fund. Lehman has made payments on the original amount owed to Access Flex Bear High Yield Fund.  The fair value of the outstanding swap agreement balances due from Lehman in the Access Flex Bear High Yield Fund as of

ACCESS ONE TRUST

Notes to Schedules of Portfolio Investments

July 31, 2013

(unaudited)

July 31, 2013 was $618,090 and is included in “net other assets (liabilities).” The fair value of the that amount that is estimated to be paid by the Advisor is $391,448. All other outstanding swap agreement balances due from (or to) Lehman have been substantially relieved as of July 31, 2013.

Item 2. Controls and Procedures.

(a)              The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Access One Trust

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	September 23, 2013

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 23, 2013